COMMITMENTS AND CONTINGENCY (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 25, 2026	Mar. 28, 2024	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 16, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value					$ 6,105,000
Repayment of loan	$ 8,200,000
Unsecured Promissory Note [Member] | Su De Tang Global Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						$ 150,000
Borrowings			$ 147,629	$ 147,629
Repayment of loan				147,629
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold		11,500,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold		1,500,000
Purchase price, per unit		$ 10.00
Underwriters Agreement [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value			$ 115,000,000	$ 115,000,000
Balance, shares			1,500,000	1,500,000
Cash underwriting discount per unit			$ 0.30	$ 0.30
Cash underwriting fees			$ 3,450,000	$ 3,450,000
Percentage of cash fee for service			3.50%	3.50%
M&A cash fee			$ 4,025,000	$ 4,025,000
Percentage of finder fee			1.00%	1.00%
Shares issued for compensation				$ 395,000
Shares issued for compensation			395,000